Note 11 - Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 16, 2014	Nov. 28, 2014	Jun. 19, 2014
Note 11 - Debt (Details) [Line Items]
Loans Payable to Bank, Noncurrent		$ 0
Long-term Debt	19,419
Increase (Decrease) in Deferred Charges	224	724
Central Shipping Monaco SAM [Member]
Note 11 - Debt (Details) [Line Items]
Non Recurring Financing Fee	40
Hull Nos. S418 and S419 [Member] | Senior Debt Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | ABN Bank [Member]
Note 11 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.75%
Hull Nos. S418 and S419 [Member] | Senior Debt Facility [Member] | ABN Bank [Member]
Note 11 - Debt (Details) [Line Items]
Debt Instrument, Periodic Payment			400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			11,400
Line of Credit Facility, Maximum Borrowing Capacity			42,000
Number of Consecutive Quarterly Installments			24
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			1.00%
Hull S419 [Member] | Senior Debt Facility [Member] | ABN Bank [Member]
Note 11 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			21,000
Hull S418 [Member] | Senior Debt Facility [Member] | ABN Bank [Member]
Note 11 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			21,000
One Month [Member] | Alpha Bank of Greece [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 11 - Debt (Details) [Line Items]
One Month Variable Interest Rate	0.17%
Alpha Bank of Greece [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 11 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.75%
Alpha Bank of Greece [Member]
Note 11 - Debt (Details) [Line Items]
Loans Payable to Bank, Noncurrent					20,125
Debt Instrument, Number of Payments Semi-annualy				20
Debt Instrument, Periodic Payment				706
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	6,005
Long-term Debt	19,419
Debt Instrument, Net Asset Cover Ratio	125.00%
Ratio of EBITDA to Net Interest Expense	2
Total Debt To Market Adjusted Total Assets Ratio Percentage	70.00%
Minimum Free Liquidity	1,000
Restricted Cash and Investments	164
Write off of Deferred Financing Fees	208
Non Recurring Arrangement Fee	151
Legal Fees	$ 33